Composition of Certain Financial Statement Captions - Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable		$ 4,758	$ 8,364
Accrued payroll and bonus		987	989
Accrued professional fees		128	147
Accrued vacation and compensation		370	325
Accrued R&D studies		388	309
Accounts payable and accrued expenses, Total	$ 6,447	$ 6,631	$ 10,134